ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

11. ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31, 2025	As of December 31, 2024
Accrued payroll and welfare	13,280	40,289
Interest payable	857,919	-
Accrued professional fees	905,835	1,891,952
Others	35,744	25,382
Total	$1,812,778	$1,957,623